Expense Example - iShares Interest Rate Hedged Corporate Bond ETF - iShares Interest Rate Hedged Corporate Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	$ 535